UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  10/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

October 31, 2013

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2013

The Fund's performance figures* for the period ending October 31, 2013, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	10.86%	26.03%	12.00%	10.86%	1.02%
Pacific Financial Core Equity Fund - Investor Class	10.47%	25.09%	11.18%	N/A	11.86% **
S&P 500 Total Return Index	11.15%	27.18%	16.56%	15.17%	4.58%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.06% for Institutional Class Shares and 2.81% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class				% of Net Assets
Mutual Funds				62.94%
Exchange Traded Funds				36.83%
Other Assets in Excess of Liabilities				0.23%
				100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2013

The Fund's performance figures* for the period ending October 31, 2013, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	10.90%	26.49%	10.13%	9.30%	0.44%
Pacific Financial Explorer Fund - Investor Class	10.39%	25.58%	9.31%	N/A	9.60% **
S&P 500 Total Return Index	11.15%	27.18%	16.56%	15.17%	4.58%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.16% for Institutional Class Shares and 2.91% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Sector				% of Net Assets
Growth & Income				26.02%
Health & Biotechnology				17.13%
Leisure Industry				12.83%
Equity				11.96%
Large Cap Growth				7.28%
Technology Fund				7.16%
Large Cap Value				6.78%
Value Fund				3.67%
Growth Fund				3.44%
Internet & Telecom				3.12%
Other Assets in Excess of Liabilities				0.61%
				100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2013

The Fund's performance figures* for the period ending October 31, 2013, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	9.37%	24.08%	-3.87%	1.20%	-7.44%
Pacific Financial International Fund - Investor Class	8.84%	23.11%	-4.53%	N/A	0.90% **
MSCI EAFE Net Total Return Index	8.53%	26.88%	8.38%	11.99%	-0.14%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.  The Fund's total annual operating expenses were 2.95% for Institutional Class Shares and 3.70% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class				% of Net Assets
Mutual Funds				89.30%
Exchange Traded Funds				8.89%
Other Assets in Excess of Liabilities				1.81%
				100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2013

The Fund's performance figures* for the period ending October 31, 2013, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	-3.08%	0.35%	3.04%	4.20%	2.67%
Pacific Financial Strategic Conservative Fund - Investor Class	-3.44%	-0.33%	2.30%	N/A	2.99% **
Barclays Intermediate Government/Credit Index	-1.11%	-0.03%	2.46%	5.37%	4.95%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.15% for Institutional Class Shares and 2.90% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class				% of Net Assets
Mutual Funds				73.17%
Exchange Traded Funds				26.20%
Other Assets in Excess of Liabilities				0.63%
				100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2013

The Fund's performance figures* for the period ending October 31, 2013, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	-1.39%	2.61%	1.18%	2.62%	1.12%
Pacific Financial Tactical Fund - Investor Class	-1.72%	1.84%	0.44%	N/A	1.86% **
B of A Merrill Lynch 3 Month Treasury Bill Index	0.03%	0.08%	0.10%	0.14%	0.79%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.42% for Institutional Class Shares and 3.17% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Top Holdings By Asset Class				% of Net Assets
Debt Funds				69.65%
Asset Allocation Funds				22.90%
Other Assets in Excess of Liabilities				7.45%
				100.00%

PACIFIC FINANCIAL FAITH AND VALUES BASED MODERATE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2013

The Fund's performance figures* for the period ending October 31, 2013, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Since Inception (5/31/13)
Pacific Financial Faith & Values Based Moderate Fund - Investor Class	N/A	N/A	N/A	N/A	0.00%
B of A Merrill Lynch 3 Month Treasury Bill Index	0.03%	0.08%	0.10%	0.14%	0.02%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.63% for Institutional Class Shares and 3.38% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Top Holdings By Asset Class				% of Net Assets
Other Assets in Excess of Liabilities				100.00%
				100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 62.94%
	ASSET ALLOCATION FUND - 7.58%
692,845	Legg Mason Opportunity Trust	$ 11,542,806

	EQUITY FUNDS - 55.36%
249,342	ClearBridge Small Cap Growth Fund	7,178,545
337,217	Fidelity Growth & Income Portfolio	8,990,197
514,783	Fidelity Large Cap Stock Fund	13,399,790
321,285	Franklin Strategic Series - Franklin Small Cap Growth Fund II	5,734,931
176,550	Hotchkis and Wiley Mid-Cap Value Fund	6,841,294
149,928	JPMorgan Growth and Income Fund	6,171,053
225,133	MFS Equity Opportunities Fund	5,765,660
161,442	Oakmark Fund	10,064,307
84,513	RS Small Cap Growth Fund *	5,766,314
220,215	Wells Fargo Advantage Special Mid CapValue Fund	7,097,524
200,557	William Blair Small Cap Growth Fund	7,268,191
		84,277,806
	TOTAL MUTUAL FUNDS (Cost - $90,867,414)	95,820,612

	EXCHANGE TRADED FUNDS - 36.83%
	EQUITY FUNDS - 36.83%
403,383	Guggenheim S&P 500 Pure Growth ETF	26,695,887
25,599	Guggenheim S&P Midcap 400 Pure Growth ETF	2,952,589
55,689	iShares Core S&P Mid-Cap ETF	7,158,264
57,191	Powershares FTSE RAFI US 1000 Portfolio	4,515,801
91,648	Vanguard S&P 500 ETF	14,744,250
	TOTAL EXCHANGE TRADED FUNDS (Cost - $53,465,016)	56,066,791

	SHORT-TERM INVESTMENTS - 0.28%
	MONEY MARKET FUND - 0.28%
416,458	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $416,458)	416,458

	TOTAL INVESTMENTS - 100.05% (Cost - $144,748,888) (a)	$ 152,303,861
	OTHER ASSETS AND LIABILITIES - NET - (0.05)%	(72,737)
	TOTAL NET ASSETS - 100.00%	$ 152,231,124

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $144,760,420 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 7,543,441
	Unrealized depreciation	-
	Net unrealized appreciation	$ 7,543,441

* Non-income producing
** Money market fund; interest rate reflects seven day effective yield on October 31, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 21.05%
	GROWTH FUND - 3.44%
25,674	Mairs & Power Growth Fund	$ 2,768,399

	LARGE CAP VALUE FUNDS - 6.78%
121,327	Akre Focus Fund	2,437,456
85,371	Trust for Professional Managers - Smead Value Fund	3,020,428
		5,457,884
	TECHNOLOGY FUND - 7.16%
109,246	Ivy Science and Technology Fund	5,761,636

	VALUE FUND - 3.67%
168,912	Vulcan Value Partners Fund	2,955,967

	TOTAL MUTUAL FUNDS (Cost - $14,866,055)	16,943,886

	EXCHANGE TRADED FUNDS - 78.34%
	EQUITY FUNDS - 11.96%
34,274	iShares U.S. Aerospace & Defense ETF	3,320,465
81,721	PowerShares Aerospace & Defense Portfolio	2,342,124
81,450	PowerShares S&P SmallCap Consumer Staples Portfolio +	3,962,543
		9,625,132

	GROWTH & INCOME - 26.02%
101,655	First Trust NASDAQ-100 Equal Weighted Index Fund	3,505,064
222,636	Global X Guru Index ETF	5,347,717
111,274	iShares Core S&P Small-Cap ETF	11,506,844
3,349	SPDR S&P 500 ETF Trust	588,520
		20,948,145

	HEALTH & BIOTECHNOLOGY - 17.13%
60,825	Powershares Dynamic Biotechnology & Genome Portfolio *	2,134,958
104,135	Powershares Dynamic Pharmaceuticals Portfolio	4,987,025
38,497	SPDR S&P Pharmaceuticals ETF	3,014,700
	Vanguard Health Care ETF	3,655,101
		13,791,784

	INTERNET & TELECOM - 3.12%
40,091	PowerShares NASDAQ Internet Portfolio	2,511,701

	LARGE CAP GROWTH - 7.28%
88,469	Guggenheim S&P 500 Pure Growth ETF	5,854,878

	LEISURE INDUSTRY - 12.83%
101,172	Consumer Discretionary Select Sector SPDR Fund	6,415,317
118,264	PowerShares Dynamic Leisure & Entertainment Portfolio	3,914,538
		10,329,855

	TOTAL EXCHANGE TRADED FUNDS (Cost - $59,053,681)	63,061,495

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)		October 31, 2013

Shares	Description	Value
SHORT-TERM INVESTMENTS - 1.12%
MONEY MARKET FUND - 1.12%
905,361	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $905,361)	$ 905,361

	TOTAL INVESTMENTS - 100.51% (Cost - $74,825,097) (a)	$ 80,910,742
	OTHER ASSETS AND LIABILITIES - NET - (0.51)%	(409,734)
	TOTAL NET ASSETS - 100.00%	$ 80,501,008

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,835,745 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 6,098,852
	Unrealized depreciation	(23,855)
	Net unrealized appreciation	$ 6,074,997

+ Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
* Non-income producing
** Money market fund; interest rate reflects seven day effective yield on October 31, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 89.30%
	EQUITY FUNDS - 89.30%
107,734	Artisan Global Value Fund	$ 1,612,783
151,245	Dodge & Cox Global Stock Fund	1,730,246
13,100	Fidelity Advisor Overseas Fund	289,116
33,473	Harbor Global Growth Fund	795,993
61,711	Lazard International Strategic Equity Portfolio	880,005
81,212	Oakmark Global Fund	2,487,524
212,894	Oakmark International Fund	5,688,514
187,751	Templeton Institutional Funds - Global Equity Series Fund	2,303,705
264,251	Thornburg International Growth Fund *	5,710,467
60,214	Wasatch World Innovators Fund *	1,433,099

	TOTAL MUTUAL FUNDS (Cost - $20,887,549)	22,931,452

	EXCHANGE TRADED FUNDS - 8.89%
	EQUITY FUND - 8.89%
52,842	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (Cost - $2,217,467)	2,282,774

	SHORT-TERM INVESTMENTS - 2.81%
	MONEY MARKET FUND - 2.81%
722,722	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $722,722)	722,722

	TOTAL INVESTMENTS - 101.00% (Cost - $23,827,738) (a)	$ 25,936,948
	OTHER ASSETS AND LIABILITIES - NET - (1.00)%	(256,245)
	TOTAL NET ASSETS - 100.00%	$ 25,680,703

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,828,411 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 2,115,996
	Unrealized depreciation	(7,459)
	Net unrealized appreciation	$ 2,108,537

* Non-income producing
** Money market fund; interest rate reflects seven day effective yield on October 31, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 73.17%
	DEBT FUNDS - 73.17%
465,836	Frost Total Return Bond Fund	$ 5,054,320
339,350	Guggenheim - Floating Rate Income Fund	9,087,794
639,566	JPMorgan Strategic Income Opportunities Fund	7,610,838
430,985	LKCM Fixed Income Fund (The)	4,762,386
896,540	Metropolitan West Intermediate Bond Fund	9,449,528
952,777	Metropolitan West Total Return Bond Fund	10,204,240
386,510	PIMCO Income Fund	4,784,992
231,238	Rainier Intermediate Fixed Income Portfolio	3,029,218
695,546	TCW Total Return Bond Fund	7,052,842
757,590	Thompson Bond Fund	8,985,020
	TOTAL MUTUAL FUNDS (Cost - $70,166,648)	70,021,178

	EXCHANGE TRADED FUNDS - 26.20%
	DEBT FUNDS - 26.20%
64,998	iShares Core Total US Bond Market ETF	7,015,234
60,354	iShares Intermediate Government/Credit Bond ETF	6,667,306
106,898	Pimco Total Return ETF	11,395,327
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,973,825)	25,077,867

	SHORT-TERM INVESTMENTS - 0.58%
	MONEY MARKET FUND - 0.58%
552,968	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $552,968)	552,968

	TOTAL INVESTMENTS - 99.95% (Cost - $95,693,441) (a)	$ 95,652,013
	OTHER ASSETS AND LIABILITIES - NET - 0.05%	47,756
	TOTAL NET ASSETS - 100.0%	$ 95,699,769

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $95,694,170 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 358,737
	Unrealized depreciation	(400,894)
	Net unrealized depreciation	$ (42,157)
** Money market fund; interest rate reflects seven day effective yield on October 31, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 92.55%
	ASSET ALLOCATION FUNDS - 22.90%
106,479	Berwyn Income Fund	$ 1,570,563
69,885	Bridgeway Managed Volatility Fund	910,606
147,388	Gabelli ABC Fund	1,519,572
285,581	Neuberger Berman Absolute Return Multi Manager Fund	3,101,411
		7,102,152

	DEBT FUNDS - 69.65%
173,682	Guggenheim - Floating Rate Income Fund	4,651,193
1,363,240	Homestead Short-Term Bond Fund	7,129,748
173,384	Ivy High Income Fund	1,520,576
457,797	Leader Short-Term Bond Fund	4,564,232
314,306	Osterweis Strategic Income Fund	3,737,103
		21,602,852

	TOTAL MUTUAL FUNDS (Cost - $28,569,732)	28,705,004

	SHORT-TERM INVESTMENTS - 7.28%
	MONEY MARKET FUND - 7.28%
2,259,894	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $2,259,894)	2,259,894

	TOTAL INVESTMENTS - 99.83% (Cost - $30,829,626) (a)	$ 30,964,898
	OTHER ASSETS AND LIABILITIES - NET - 0.17%	51,177
	TOTAL NET ASSETS - 100.0%	$ 31,016,075

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,844,550 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 126,560
	Unrealized depreciation	(6,212)
	Net unrealized appreciation	$ 120,348

** Money market fund; interest rate reflects seven day effective yield on October 31, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2013

Shares	Description	Value
SHORT-TERM INVESTMENTS - 100.00%
MONEY MARKET FUND - 100.00%
10	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $10) (a)	$ 10

	TOTAL INVESTMENTS - 100.00% (Cost - $10)	$ 10
	OTHER ASSETS AND LIABILITIES - NET - 0.00%	-
	TOTAL NET ASSETS - 100.00%	$ 10

** Money market fund; interest rate reflects seven day effective yield on October 31, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2013 (Unaudited)

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund
Assets:
Investments in securities, at cost	$ 144,748,888	$ 71,064,586	$ 23,827,738	$ 95,693,441	$ 30,829,626	$ 10
Investments in affiliated securities, at cost	-	3,760,511	-	-	-	-
Total Securities, at cost	$ 144,748,888	$ 74,825,097	$ 23,827,738	$ 95,693,441	$ 30,829,626	$ 10

Investments in unaffiliated securities, at value	$ 152,303,861	$ 76,948,199	$ 25,936,948	$ 95,652,013	$ 30,964,898	$ 10
Investments in affiliated securities, at value	-	3,962,543	-	-	-	-
Investments in securities, at value	$ 152,303,861	$ 80,910,742	$ 25,936,948	$ 95,652,013	$ 30,964,898	$ 10
Cash	-	-	-	-	1,098	-
Receivable for fund shares sold	220,739	199,380	72,443	73,519	76,527	-
Interest and dividends receivable	3	-	-	168,449	32,966	-
Prepaid expenses and other assets	15,074	23,747	14,612	20,131	21,029	-
Total Assets	152,539,677	81,133,869	26,024,003	95,914,112	31,096,518	10

Liabilities:
Payable for securities purchased	-	507,058	300,358	-	-	-
Payable for fund shares redeemed	23,714	1,550	1,063	14,127	27,708	-
Investment advisory fees payable	123,009	62,136	20,679	84,271	26,156	-
Fees payable to other affiliates	41,213	12,468	3,436	24,832	3,286	-
Distribution (12b-1) fees payable	92,543	46,051	16,505	65,701	18,726	-
Accrued expenses and other liabilities	28,074	3,598	1,259	25,412	4,567	-
Total Liabilities	308,553	632,861	343,300	214,343	80,443	-

Net Assets	$ 152,231,124	$ 80,501,008	$ 25,680,703	$ 95,699,769	$ 31,016,075	$ 10

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	$ 127,426,697	$ 69,618,372	$ 28,804,401	$ 96,913,769	$ 31,098,087	$ 10
Undistributed net investment income (loss)	697,388	(44,649)	(161,518)	308,431	295,625	-
Accumulated net realized gain/(loss) on investments	16,552,066	4,841,640	(5,071,390)	(1,481,003)	(512,909)	-
Net unrealized appreciation (depreciation) on investments	7,554,973	6,085,645	2,109,210	(41,428)	135,272	-

Net Assets	$ 152,231,124	$ 80,501,008	$ 25,680,703	$ 95,699,769	$ 31,016,075	$ 10

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 49,159,901	$ 27,548,127	$ 6,828,784	$ 27,498,341	$ 11,679,615	$ -
Shares of Beneficial Interest Outstanding	4,815,308	2,820,733	1,193,933	2,873,622	1,173,719	-
Net asset value, offering and redemption
price per share	$ 10.21	$ 9.77	$ 5.72	$ 9.57	$ 9.95	$ -

Investor Class Shares
Net assets	$ 103,071,223	$ 52,952,881	$ 18,851,919	$ 68,201,428	$ 19,336,460	$ 10
Shares of Beneficial Interest Outstanding	10,390,274	5,538,364	3,400,201	7,151,495	1,986,179	1
Net asset value, offering and redemption
price per share	$ 9.92	$ 9.56	$ 5.54	$ 9.54	$ 9.74	$ 10.00

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2013 (Unaudited)

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund (a)
Investment Income:
Dividends	$ 1,072,031	$ 403,223	$ 41,962	$ 1,741,302	$ 344,999	$ -
Interest	35	19	9	163	111	-
Total Investment Income	1,072,066	403,242	41,971	1,741,465	345,110	-

Expenses:
Investment advisory fees	657,536	303,702	96,407	504,567	133,349	-
Distribution (12b-1) fees - Institutional Class	57,830	27,736	6,786	40,185	13,214	-
Distribution (12b-1) fees - Investor Class	426,214	192,758	69,264	343,826	80,492	-
Administration service fees	101,960	46,956	14,858	78,675	20,636	-
Registration fees	15,146	14,768	14,579	15,715	15,414	3,410
Non 12b-1 Shareholder Services Fees	25,293	11,160	3,263	22,364	5,711	-
Audit fees	18,381	8,645	2,676	14,260	3,751	-
Custodian fees	7,034	3,832	1,986	6,253	2,160	-
Compliance officer fees	12,347	5,729	1,834	9,710	2,589	-
Printing and postage expense	4,804	2,471	759	4,059	1,491	4,065
Legal fees	5,113	3,621	2,436	4,671	2,878	4,677
Trustees' fees and expenses	3,239	3,204	3,213	3,232	3,201	-
Insurance expense	1,938	940	268	1,662	460	-
Miscellaneous expenses	3,180	3,030	989	3,237	1,439	1,638
Total Expenses	1,340,015	628,552	219,318	1,052,416	286,785	13,790
Less fees waived/reimbursed by the Advisor	-	-	-	-	-	(13,790)
Net Expenses	1,340,015	628,552	219,318	1,052,416	286,785	-

Net Investment Income (Loss)	(267,949)	(225,310)	(177,347)	689,049	58,325	-

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/(loss) from investments
Unaffiliated investments	12,401,217	3,403,337	1,277,994	(2,045,009)	347,232	-
Distributions received from underlying
investment companies	-	-	4,418	-	-	-
Total realized gain (loss)	12,401,217	3,403,337	1,282,412	(2,045,009)	347,232	-
Net change in unrealized appreciation /
(depreciation) on investments
Unaffiliated investments	961,051	2,820,135	819,397	(2,095,670)	(774,466)	-
Affiliated investments	-	202,032	-	-	-	-
Total unrealized appreciation/(depreciation)	961,051	3,022,167	819,397	(2,095,670)	(774,466)	-
Net Realized and Unrealized Gain (Loss)	13,362,268	6,425,504	2,101,809	(4,140,679)	(427,234)	-

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 13,094,319	$ 6,200,194	$ 1,924,462	$ (3,451,630)	$ (368,909)	$ -

(a)	The Pacific Financial Faith & Values Based Moderate Fund commenced operations on May 31, 2013.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2013	Year Ended	October 31, 2013	Year Ended	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013	(Unaudited)	April 30, 2013	(Unaudited)	April 30, 2013
Operations:
Net investment income (loss)	$ (267,949)	$ 1,476,053	$ (225,310)	$ 640,481	$ (177,347)	$ 71,525
Distributions received from underlying
investment companies	-	631,028	-	41,096	4,418	110,243
Net realized gain (loss) from investments	12,401,217	6,633,986	3,403,337	2,231,606	1,277,994	(92,923)
Net change in unrealized appreciation /
(depreciation) on investments	961,051	3,065,965	3,022,167	2,448,689	819,397	1,166,821
Net Increase in Net Assets
Resulting From Operations	13,094,319	11,807,032	6,200,194	5,361,872	1,924,462	1,255,666

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	(311,122)	-	(202,499)	-	-
Investor Class	-	(148,639)	-	(135,168)	-	-
Net Realized Gains:
Institutional Class	-	(1,419,735)	-	(81,905)	-	-
Investor Class	-	(1,751,100)	-	(96,131)	-	-
Total Distributions to Shareholders	-	(3,630,596)	-	(515,703)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	7,013,173	10,027,765	7,201,579	7,550,710	2,050,191	2,438,531
Investor Class	34,852,889	44,361,698	22,677,157	22,295,165	8,121,600	8,939,499
Reinvestment of dividends and distributions
Institutional Class	-	167,601	-	22,806	-	-
Investor Class	-	1,862,087	-	226,417	-	-
Cost of shares redeemed
Institutional Class	(7,183,070)	(16,140,919)	(2,495,742)	(5,896,525)	(510,359)	(2,945,340)
Investor Class	(11,205,420)	(15,329,672)	(4,937,894)	(6,491,430)	(1,706,345)	(3,599,160)
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	23,477,572	24,948,560	22,445,100	17,707,143	7,955,087	4,833,530

Total Increase in Net Assets	36,571,891	33,124,996	28,645,294	22,553,312	9,879,549	6,089,196

Net Assets:
Beginning of Period	115,659,233	82,534,237	51,855,714	29,302,402	15,801,154	9,711,958
End of Period **	$ 152,231,124	$ 115,659,233	$ 80,501,008	$ 51,855,714	$ 25,680,703	$ 15,801,154
** Includes undistributed net investment
income (loss) at end of period	$ 697,388	$ 965,337	$ (44,649)	$ 180,661	$ (161,518)	$ 15,829

Share Activity
Institutional Class:
Shares Sold	712,898	1,174,933	761,555	940,411	381,471	510,417
Shares Reinvested	-	20,590	-	2,954	-	-
Shares Redeemed	(743,905)	(1,910,938)	(270,340)	(735,763)	(95,044)	(603,200)
Net increase / (decrease) in shares of
beneficial interest outstanding	(31,007)	(715,415)	491,215	207,602	286,427	(92,783)

Investor Class:
Shares Sold	3,667,717	5,284,718	2,464,542	2,785,997	1,554,818	1,903,343
Shares Reinvested	-	233,930	-	29,792	-	-
Shares Redeemed	(1,181,996)	(1,850,368)	(543,496)	(812,071)	(325,036)	(759,922)
Net increase in shares of
beneficial interest outstanding	2,485,721	3,668,280	1,921,046	2,003,718	1,229,782	1,143,421

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
					Pacific Financial
	Pacific Financial		Pacific Financial		Faith & Values
	Strategic Conservative Fund		Tactical Fund		Based Moderate Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2013	Year Ended	October 31, 2013	Year Ended	October 31, 2013 (a)
	(Unaudited)	April 30, 2013	(Unaudited)	April 30, 2013	(Unaudited)
Operations:
Net investment income	$ 689,049	$ 2,417,669	$ 58,325	$ 565,840	$ -
Distributions received from underlying
investment companies	-	314,714	-	8,287	-
Net realized gain (loss) from investments	(2,045,009)	1,296,909	347,232	209,795	-
Net change in unrealized appreciation /
(depreciation) on investments	(2,095,670)	1,408,810	(774,466)	773,470	-
Net Increase (Decrease) in Net Assets
Resulting From Operations	(3,451,630)	5,438,102	(368,909)	1,557,392	-

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(261,212)	(1,098,409)	-	(208,998)	-
Investor Class	(348,266)	(1,223,622)	-	(145,681)	-
Net Realized Gains:
Institutional Class	-	(164,340)	-	-	-
Investor Class	-	(225,272)	-	-	-
Total Distributions to Shareholders	(609,478)	(2,711,643)	-	(354,679)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	3,869,702	12,810,384	3,523,652	1,134,891	-
Investor Class	26,015,691	45,827,481	9,891,827	6,953,609	10
Reinvestment of dividends and distributions
Institutional Class	258,656	133,625	-	9,814	-
Investor Class	345,856	1,435,306	-	142,630	-
Cost of shares redeemed
Institutional Class	(10,308,073)	(11,601,270)	(1,667,722)	(8,571,547)	-
Investor Class	(18,862,268)	(14,040,749)	(3,248,406)	(7,293,839)	-
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	1,319,564	34,564,777	8,499,351	(7,624,442)	10

Total Increase (Decrease) in Net Assets	(2,741,544)	37,291,236	8,130,442	(6,421,729)	10

Net Assets:
Beginning of Period	98,441,313	61,150,077	22,885,633	29,307,362	-
End of Period **	$ 95,699,769	$ 98,441,313	$ 31,016,075	$ 22,885,633	$ 10
** Includes undistributed net investment
income at end of period	$ 308,431	$ 228,860	$ 295,625	$ 237,300	$ -

Share Activity
Institutional Class:
Shares Sold	400,249	1,307,125	355,524	114,983	-
Shares Reinvested	27,028	13,561	-	999	-
Shares Redeemed	(1,071,496)	(1,183,541)	(167,433)	(885,843)	-
Net increase (decrease) in shares of
beneficial interest outstanding	(644,219)	137,145	188,091	(769,861)	-

Investor Class:
Shares Sold	2,707,236	4,672,604	1,015,504	719,777	1
Shares Reinvested	36,279	146,113	-	14,750	-
Shares Redeemed	(1,977,081)	(1,434,584)	(334,333)	(767,927)	-
Net increase (decrease) in shares of
beneficial interest outstanding	766,434	3,384,133	681,171	(33,400)	1

(a)	The Pacific Financial Faith & Values Based Moderate Fund commenced operations on May 31, 2013.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
		October 31, 2013		April 30,	April 30,	April 30,	April 30,		April 30,
		(Unaudited)		2013	2012	2011	2010		2009

Net asset value, beginning of period		$ 9.21		$ 8.50	$ 8.96	$ 7.83	$ 5.63		$ 9.22
Activity from investment operations:
	Net investment income (loss) (1)	0.01		0.16	(0.04)	(0.03)	(0.03)		0.00	(2)
	Net realized and unrealized gain (loss)	0.99		0.91	(0.42)	1.16	2.23		(3.59)
	Total from investment operations	1.00		1.07	(0.46)	1.13	2.20		(3.59)

Less distributions from:
	Net Investment Income	-		(0.06)	-	-	(0.00)	(2)	-
	Net Realized Gains	-		(0.30)	-	-	-		-
Total distributions		-		(0.36)	-	-	(0.00)	(2)	-

Net asset value, end of period		$ 10.21		$ 9.21	$ 8.50	$ 8.96	$ 7.83		$ 5.63

Total return (3,4)		10.86%		13.15%	-5.13%	14.43%	39.11%		-38.94%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 49,160		$ 44,641	$ 47,280	$ 51,652	$ 48,216		$ 27,060
	Ratios of gross expenses to
	average net assets: (5)	1.55%	(8)	1.65%	1.64%	1.68%	1.87%		2.24%
	Ratios of net expenses to
	average net assets: (5)	1.55%	(8)	1.65%	1.64%	1.68%	1.98%	(6)	2.18%
	Ratios of net investment income (loss) to
	average net assets: (5,7)	0.12%	(8)	1.93%	-0.48%	-0.48%	-0.42%		0.05%
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,7)	0.12%	(8)	1.93%	-0.48%	-0.48%	-0.31%		-0.01%
	Portfolio turnover rate	169%	(9)	400%	454%	381%	582%		197%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Annualized.
(9)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	October 31, 2013		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2013	2012	2011	2010		2009 *

Net asset value, beginning of period	$ 8.98		$ 8.32	$ 8.83	$ 7.78	$ 5.62		$ 6.01
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.12	(0.09)	(0.10)	(0.08)		(0.04)
Net realized and unrealized gain (loss)	0.97		0.87	(0.42)	1.15	2.24		(0.35)
Total from investment operations	0.94		0.99	(0.51)	1.05	2.16		(0.39)

Less distributions from:
Net Investment Income	-		(0.03)	-	-	(0.00)	(2)	-
Net Realized Gains	-		(0.30)	-	-	-		-
Total distributions	-		(0.33)	-	-	(0.00)		-

Net asset value, end of period	$ 9.92		$ 8.98	$ 8.32	$ 8.83	$ 7.78		$ 5.62

Total return (3,4)	10.47%		12.28%	-5.78%	13.50%	38.47%		-6.49%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 103,071		$ 71,018	$ 35,254	$ 17,582	$ 2,265		$ 39
Ratios of expenses to
average net assets: (5)	2.30%	(6)	2.40%	2.40%	2.43%	2.62%		2.47%	(6)
Ratios of net investment income (loss) to
average net assets: (5,7)	-0.69%	(6)	1.41%	-1.17%	-1.31%	-1.11%		-2.04%	(6)
Portfolio turnover rate	169%	(8)	400%	454%	381%	582%		197%	(8)

*Pacific Financial Core Equity Fund Investor shares commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	October 31, 2013		April 30,	April 30,	April 30,		April 30,		April 30,
	(Unaudited)		2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 8.81		$ 7.89	$ 8.75	$ 7.92		$ 6.10		$ 9.22
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.16	(0.02)	(0.08)		(0.10)		0.02
Net realized and unrealized gain (loss)	0.97		0.89	(0.84)	1.16		1.95		(3.14)
Total from investment operations	0.96		1.05	(0.86)	1.08		1.85		(3.12)

Less distributions from:
Net Investment Income	-		(0.09)	-	-		(0.03)		-
Net Realized Gains	-		(0.04)	-	(0.25)		-		-
Total distributions	-		(0.13)	-	(0.25)		(0.03)		-

Net asset value, end of period	$ 9.77		$ 8.81	$ 7.89	$ 8.75		$ 7.92		$ 6.10

Total return (2,3)	10.90%		13.48%	-9.83%	13.99%		30.30%		-33.84%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 27,548		$ 20,530	$ 16,752	$ 24,371		$ 5,649		$ 8,151
Ratios of gross expenses to
average net assets: (4)	1.59%	(7)	1.70%	1.71%	1.86%		1.88%		2.55%
Ratios of net expenses to
average net assets: (4)	1.59%	(7)	1.70%	1.71%	1.92%	(5)	2.00%	(5)	2.46%
Ratios of net investment income (loss) to
average net assets: (4,6)	-0.23%	(7)	2.01%	-0.25%	-0.99%		-1.46%		0.21%
Ratios of net investment income (loss) to
average net assets - pre waiver/recapture (4,6)	-0.23%	(7)	2.01%	-0.25%	-0.93%		-1.34%		0.11%
Portfolio turnover rate	129%	(8)	466%	790%	688%		872%		639%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2013		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2013	2012	2011	2010	2009 *

Net asset value, beginning of period	$ 8.66		$ 7.78	$ 8.68	$ 7.93	$ 6.09	$ 6.41
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		0.11	(0.07)	(0.13)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	0.95		0.86	(0.83)	1.13	2.00	(0.29)
Total from investment operations	0.90		0.97	(0.90)	1.00	1.84	(0.32)
Less distributions from:
Net Investment Income	-		(0.05)	-	-	-	-
Net Realized Gains	-		(0.04)	-	(0.25)	-	-
Total distributions	-		(0.09)	-	(0.25)	-	-

Net asset value, end of period	$ 9.56		$ 8.66	$ 7.78	$ 8.68	$ 7.93	$ 6.09

Total return (2,3)	10.39%		12.59%	-10.37%	12.96%	30.21%	-4.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 52,953		$ 31,326	$ 12,550	$ 8,011	$ 223	$ 19
Ratios of expenses to
average net assets: (4)	2.34%	(5)	2.45%	2.46%	2.61%	2.63%	2.42%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	-1.03%	(5)	1.43%	-0.94%	-1.57%	-2.20%	-1.73%	(5)
Portfolio turnover rate	129%	(7)	466%	790%	688%	872%	639%	(7)

*Pacific Finacial Explorer Fund Investor shares commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption.
of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
		October 31, 2013		April 30,	April 30,		April 30,		April 30,		April 30,
		(Unaudited)		2013	2012		2011		2010		2009

Net asset value, beginning of period		$ 5.23		$ 4.84	$ 6.39		$ 5.48		$ 4.28		$ 9.29
Activity from investment operations:
	Net investment income (loss) (1)	(0.04)		0.05	(0.01)		0.02		0.05		0.07
	Net realized and unrealized gain (loss)	0.53		0.34	(1.53)		0.89		1.18		(5.08)
	Total from investment operations	0.49		0.39	(1.54)		0.91		1.23		(5.01)

Less distributions from:
	Net Investment Income	-		-	(0.01)		0.00	(2)	(0.03)		-
Total distributions		-		-	(0.01)		0.00	(2)	(0.03)		-

Net asset value, end of period		$ 5.72		$ 5.23	$ 4.84		$ 6.39		$ 5.48		$ 4.28

Total return (3,4)		9.37%		8.06%	-24.15%		16.63%		28.80%		-53.93%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 6,829		$ 4,750	$ 4,842		$ 10,541		$ 20,006		$ 3,735
	Ratios of gross expenses to
	average net assets: (5)	1.73%	(8)	2.05%	1.91%		1.92%		1.98%		2.45%
	Ratios of net expenses to
	average net assets: (5)	1.73%	(8)	2.05%	1.99%	(6)	2.00%	(6)	2.00%	(6)	2.35%
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-1.29%	(8)	1.02%	-0.22%		0.28%		0.94%		0.94%
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,7)	-1.29%	(8)	1.02%	-0.14%		0.35%		0.95%		0.84%
	Portfolio turnover rate	101%	(9)	332%	570%		584%		474%		653%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Annualized.
(9)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	October 31, 2013		April 30,	April 30,	April 30,		April 30,	April 30,
	(Unaudited)		2013	2012	2011		2010	2009 *

Net asset value, beginning of period	$ 5.09		$ 4.74	$ 6.32	$ 5.44		$ 4.28	$ 5.35
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		0.02	(0.04)	(0.05)		0.02	0.01
Net realized and unrealized gain (loss)	0.50		0.33	(1.52)	0.93		1.16	(1.08)
Total from investment operations	0.45		0.35	(1.56)	0.88		1.18	(1.07)

Less distributions from:
Net Investment Income	-		-	(0.02)	0.00	(2)	(0.02)	-
Total distributions	-		-	(0.02)	0.00	(2)	(0.02)	-

Net asset value, end of period	$ 5.54		$ 5.09	$ 4.74	$ 6.32		$ 5.44	$ 4.28

Total return (3,4)	8.84%		7.38%	-24.72%	16.18%		27.66%	-20.00%
Ratios/Supplemental Data:
Net assets, end of period	$ 18,852		$ 11,051	$ 4,870	$ 5,039		$ 808	$ 8
Ratios of expenses to
average net assets: (5)	2.48%	(6)	2.80%	2.69%	2.67%		2.73%	2.35%	(6)
Ratios of net investment income (loss) to
average net assets: (5,7)	-2.05%	(6)	0.34%	-0.78%	-0.80%		0.34%	0.94%	(6)
Portfolio turnover rate	101%	(8)	332%	570%	584%		474%	653%	(8)

*Pacific Finacial International Fund Investor shares commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
		October 31, 2013		April 30,	April 30,	April 30,	April 30,		April 30,
		(Unaudited)		2013	2012	2011	2010		2009

Net asset value, beginning of period		$ 9.96		$ 9.59	$ 9.52	$ 9.37	$ 9.10		$ 10.00
Activity from investment operations:
	Net investment income (1)	0.09		0.34	0.29	0.45	0.26		0.22
	Net realized and unrealized gain (loss)	(0.40)		0.39	0.07	0.14	0.21		(0.64)
	Total from investment operations	(0.31)		0.73	0.36	0.59	0.47		(0.42)

Less distributions from:
	Net Investment Income	(0.08)		(0.31)	(0.29)	(0.44)	(0.20)		(0.48)
	Net Realized Gains	-		(0.05)	-	-	-		-
Total distributions		(0.08)		(0.36)	(0.29)	(0.44)	(0.20)		(0.48)

Net asset value, end of period		$ 9.57		$ 9.96	$ 9.59	$ 9.52	$ 9.37		$ 9.10

Total return (2,3)		-3.08%		7.70%	3.81%	6.41%	5.24%		-4.27%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 27,498		$ 35,042	$ 32,426	$ 33,153	$ 43,886		$ 18,209
	Ratios of gross expenses to
	average net assets: (4)	1.57%	(7)	1.65%	1.65%	1.71%	1.81%		2.23%
	Ratios of net expenses to
	average net assets: (4)	1.57%	(7)	1.65%	1.65%	1.71%	1.91%	(5)	2.20%
	Ratios of net investment income to
	average net assets: (4,6)	1.90%	(7)	3.45%	3.04%	4.72%	2.78%		2.34%
	Ratios of net investment income to
	average net assets - pre waiver/recapture (4,6)	1.90%	(7)	3.45%	3.04%	4.72%	2.88%		2.31%
	Portfolio turnover rate	141%	(8)	81%	218%	162%	247%		536%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2013		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2013	2012	2011	2010	2009 *

Net asset value, beginning of period	$ 9.93		$ 9.57	$ 9.50	$ 9.33	$ 9.09	$ 9.26
Activity from investment operations:
Net investment income (loss) (1)	0.05		0.28	0.23	0.47	0.26	(0.09)
Net realized and unrealized gain (loss)	(0.39)		0.38	0.05	0.05	0.15	(0.08)
Total from investment operations	(0.34)		0.66	0.28	0.52	0.41	(0.17)

Less distributions from:
Net Investment Income	(0.05)		(0.25)	(0.21)	(0.35)	(0.17)	-
Net Realized Gains	-		(0.05)	-	-	-	-
Total distributions	(0.05)		(0.30)	(0.21)	(0.35)	(0.17)	-

Net asset value, end of period	$ 9.54		$ 9.93	$ 9.57	$ 9.50	$ 9.33	$ 9.09

Total return (2,3)	-3.44%		6.92%	3.01%	5.61%	4.58%	-1.84%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 68,201		$ 63,399	$ 28,724	$ 11,906	$ 1,552	$ 54
Ratios of expenses to
average net assets: (4)	2.32%	(5)	2.40%	2.41%	2.46%	2.56%	2.41%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	1.12%	(5)	2.86%	2.40%	4.91%	2.76%	-3.12%	(5)
Portfolio turnover rate	141%	(7)	81%	218%	162%	247%	536%	(7)

*Pacific Finacial Strategic Conservative Fund Investor shares commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2013		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2013	2012	2011	2010		2009

Net asset value, beginning of period	$ 10.09		$ 9.54	$ 9.78	$ 9.84	$ 9.25		$ 9.68
Activity from investment operations:
Net investment income (1)	0.05		0.28	0.11	0.21	0.16		0.10
Net realized and unrealized gain (loss)	(0.19)		0.48	(0.28)	(0.06)	0.44		(0.39)
Total from investment operations	(0.14)		0.76	(0.17)	0.15	0.60		(0.29)

Less distributions from:
Net Investment Income	-		(0.21)	(0.07)	(0.21)	(0.01)		(0.14)
Total distributions	-		(0.21)	(0.07)	(0.21)	(0.01)		(0.14)

Net asset value, end of period	$ 9.95		$ 10.09	$ 9.54	$ 9.78	$ 9.84		$ 9.25

Total return (2,3)	-1.39%		7.98%	-1.76%	1.53%	6.48%		-3.03%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 11,680		$ 9,949	$ 16,752	$ 20,953	$ 22,394		$ 21,259
Ratios of gross expenses to
average net assets: (4)	1.70%	(7)	1.79%	1.70%	1.80%	1.88%		2.22%
Ratios of net expenses to
average net assets: (4)	1.70%	(7)	1.79%	1.70%	1.80%	2.00%	(5)	2.21%
Ratios of net investment income to
average net assets: (4,6)	0.90%	(7)	2.87%	1.14%	2.09%	1.68%		1.06%
Ratios of net investment income to
average net assets - pre waiver/recapture: (4,6)	0.90%	(7)	2.87%	1.14%	2.09%	1.80%		1.05%
Portfolio turnover rate	81%	(8)	156%	263%	324%	240%		394%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2013		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2013	2012	2011	2010	2009 *

Net asset value, beginning of period	$ 9.91		$ 9.38	$ 9.65	$ 9.78	$ 9.24	$ 9.26
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.21	0.04	0.14	0.12	(0.05)
Net realized and unrealized gain (loss)	(0.18)		0.46	(0.28)	(0.06)	0.42	0.03
Total from investment operations	(0.17)		0.67	(0.24)	0.08	0.54	(0.02)
Less distributions from:
Net Investment Income	-		(0.14)	(0.03)	(0.21)	-	-
Total distributions	-		(0.14)	(0.03)	(0.21)	-	-

Net asset value, end of period	$ 9.74		$ 9.91	$ 9.38	$ 9.65	$ 9.78	$ 9.24

Total return (2,3)	-1.72%		7.15%	-2.49%	0.80%	5.84%	-0.22%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 19,336		$ 12,937	$ 12,556	$ 6,251	$ 498	$ 20
Ratios of expenses to
average net assets: (4)	2.45%	(5)	2.54%	2.46%	2.55%	2.63%	2.28%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	0.13%	(5)	2.23%	0.41%	1.49%	1.20%	-1.82%	(5)
Portfolio turnover rate	81%	(7)	156%	263%	324%	240%	394%	(7)

*Pacific Finacial Tactical Fund Investor shares commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Six Months Ended
	October 31, 2013*
	(Unaudited)

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	-
Net realized and unrealized gain	-
Total from investment operations	-

Net asset value, end of period	$ 10.00

Total return (2)	0.00%
Ratios/Supplemental Data:
Net assets, end of period	$ 10
Ratio of expenses to
average net assets:	0.00%	(3)
Ratio of gross expenses to
average net assets:	3289.77%	(3)
Ratio of net investment income to
average net assets:	0.00%	(3)
Portfolio turnover rate (4)	0%

*The inception date of Pacific Financial Faith & Values Based Moderate Fund Investor shares is May 31, 2013.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized.
(4)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2013 (Unaudited)

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of six different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund"), the Pacific Financial Tactical Fund (the "Tactical Fund"), and the Pacific Financial Faith & Values Based Moderate Fund (the “Faith & Values Based Moderate Fund”). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Faith & Values Based Moderate Fund

Long Term Capital Appreciation and Current Income

Each Fund with the exception of Faith & Values Based Moderate Fund currently offers two classes of shares: Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2013 (Unaudited)

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2013, for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 95,820,612	$ -	$ -	$ 95,820,612
Exchange Traded Funds	56,066,791	-	-	56,066,791
Short-Term Investments	416,458	-	-	416,458
Total	$ 152,303,861	$ -	$ -	$ 152,303,861

Pacific Financial Explorer Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 16,943,886	$ -	$ -	$ 16,943,886
Exchange Traded Funds	63,061,495	-	-	63,061,495
Short-Term Investments	905,361	-	-	905,361
Total	$ 80,910,742	$ -	$ -	$ 80,910,742

Pacific Financial International Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 22,931,452	$ -	$ -	$ 22,931,452
Exchange Traded Funds	2,282,774	-	-	2,282,774
Short-Term Investments	722,722	-	-	722,722
Total	$ 25,936,948	$ -	$ -	$ 25,936,948

Pacific Financial Strategic Conservative Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 57,914,016	$ 12,107,162	$ -	$ 70,021,178
Exchange Traded Funds	25,077,867	-	-	25,077,867
Short-Term Investments	552,968	-	-	552,968
Total	$ 83,544,851	$ 12,107,162	$ -	$ 95,652,013

Pacific Financial Tactical Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 28,705,004	$ -	$ -	$ 28,705,004
Short-Term Investments	2,259,894	-	-	2,259,894
Total	$ 30,964,898	$ -	$ -	$ 30,964,898

Pacific Financial Faith & Values Based Moderate Fund
Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 10	$ -	$ -	$ 10
Total	$ 10	$ -	$ -	$ 10

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the year.

There were no transfers from Level 2 to Level 1 for the Core Equity Fund, Explorer Fund, or International Fund. Transfers that were made into Level 2 represent securities being fair valued using observable inputs. A quoted price was not available at the time of valuation; therefore a fair valued price using observable inputs was used.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2013 (Unaudited)

It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 assets:

Pacific Financial Strategic Conservative Fund
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ 7,052,842	$ 7,052,842
Net Transfer In/(Out) of Level 2	$ 7,052,842	$ 7,052,842

* Refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or for the year ended April 30, 2013, related to uncertain tax positions taken on returns filed for open tax years (2010-2012) or expected to be taken in each Fund’s 2013 tax returns.  Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2013 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended October 31, 2013, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	242,783,471	219,174,259
Explorer Fund	99,901,942	77,936,721
International Fund	26,803,493	19,367,367
Strategic Conservative Fund	136,222,475	134,353,545
Tactical Fund	24,671,353	18,138,393
Faith & Values Based Moderate Fund	-	-

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets.

The Advisor and has voluntarily agreed to absorb the expenses of the Faith & Values Based Moderate Fund through the commencement of operations, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 0.00% for all classes; subject to possible recoupment from the Faith & Values Based Moderate Fund upon commencement of operations.  This voluntary limitation may be discontinued without notice at any time.  For the period ended October 31, 2013, expenses of $13,790 were waived by the Advisor all of which can be recaptured upon commencement of operations.

The Board has adopted, on behalf of the Funds, a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended October 31, 2013, pursuant to the Plan, the Institutional and Investor Class shares were charged as follows:

Fund	Institutional Class	Investor Class
Core Equity Fund	$ 57,830	$ 426,214
Explorer Fund	27,736	192,758
International Fund	6,786	69,264
Strategic Conservative Fund	40,185	343,826
Tactical Fund	13,214	80,492
Faith & Values Based Moderate Fund	N/A	-

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2013 (Unaudited)

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS, provides shareholder administration services to the Funds. For the six months ending October 31, 2013, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$57,276
Explorer Fund	25,558
International Fund	8,586
Strategic Conservative Fund	45,403
Tactical Fund	11,830

5.

INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. There was one affiliated company held by Pacific Financial Explorer Fund as of October 31, 2013. Transactions during the year with affiliated companies are as follows:

Pacific Financial Explorer Fund
CUSIP	Description	Value- Beginning of Year	Purchases	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrelized Appreciation/ (Depreciation)	Value-End of Period
73937B605	PowerShares S&P SmallCap Consumer Staples Portfolio	$ -	$ 3,760,511	$ -	$ -	$ 202,032	$ 3,962,543

6.    DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended April 30, 2013 and April 30, 2012, were as follows:

For the year ended April 30, 2013:
	Ordinary	Long-Term
	Income	Capital Gain	Total
Core Equity Fund	$ 3,572,691	$ 57,905	$ 3,630,596
Explorer Fund	515,703	-	515,703
International Fund	-	-	-
Strategic Conservative Fund	2,322,031	389,612	2,711,643
Tactical Fund	354,679	-	354,679

For the year ended April 30, 2012:
	Ordinary	Long-Term
	Income	Capital Gain	Total
Core Equity Fund	$ -	$ -	$ -
Explorer Fund	-	-	-
International Fund	21,844	-	21,844
Strategic Conservative Fund	1,500,015	-	1,500,015
Tactical Fund	166,386	-	166,386

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2013 (Unaudited)

As of April 30, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Core Equity Fund	$ 4,926,933	$ 200,785	$ -	$ -	$ 6,582,390	$ 11,710,108
Explorer Fund	1,589,320	40,292	-	-	3,052,830	4,682,442
International Fund	15,829	-	-	(6,353,129)	1,289,140	(5,048,160)
Strategic Conservative Fund	426,624	366,971	-	-	2,053,513	2,847,108
Tactical Fund	237,300	-	-	(845,217)	894,814	286,897

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

At April 30, 2013, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Non-Expiring
	2016	2017	Short-Term	Long-Term	Total

International Fund	$ 1,383,595	$ 1,258,183	$ 3,711,351	$ -	$ 6,353,129
Tactical Fund	-	266,527	578,690	-	845,217

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment.  As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

7.    PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers and Mark H. Taylor to the Board of Trustees of the Trust.

               Shares Voted

        Shares Voted Against

    In Favor

or Abstentions

Mark Garbin

  609,702,446

      7,380,704

Mark D. Gersten

  609,750,246

      7,332,904

John V. Palancia

  609,370,118

      7,713,033

Andrew Rogers

  609,691,730

      7,391,421

Mark H. Taylor

  608,885,975

      8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

8.    UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Pacific Financial Faith & Values Based Moderate Fund currently invests a portion of its assets in Milestone Treasury Obligations Portfolio. The Milestone Treasury Obligations Portfolio is registered under the 1940 Act as an open-end management investment

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2013 (Unaudited)

company. The Fund may redeem its investment from the Milestone Treasury Obligations Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Milestone Treasury Obligations Portfolio. The financial statements of the Milestone Treasury Obligations Portfolio, including the portfolio of investments, can be found at the Milecap website, http://www.milecap.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2013, the Fund invested 100.0% of its net assets in the Milestone Treasury Obligations Portfolio.

9.    SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

October 31, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period*	Ending Account Value 10/31/13	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.55%	$ 1,000.00	$ 1,108.60	$ 8.24	$ 1,017.39	$ 7.88
Pacific Financial Explorer Fund	1.59%	$ 1,000.00	$ 1,109.00	$ 8.45	$ 1,017.19	$ 8.08
Pacific Financial International Fund	1.73%	$ 1,000.00	$ 1,093.70	$ 9.13	$ 1,016.48	$ 8.79
Pacific Financial Strategic Conservative Fund	1.57%	$ 1,000.00	$ 969.20	$ 7.79	$ 1,017.29	$ 7.98
Pacific Financial Tactical Fund	1.70%	$ 1,000.00	$ 986.10	$ 8.51	$ 1,016.64	$ 8.64

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period	Ending Account Value 10/31/13	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.30%	$ 1,000.00	$ 1,104.70	$ 12.20*	$ 1,013.61	$ 11.67
Pacific Financial Explorer Fund	2.34%	$ 1,000.00	$ 1,103.90	$ 12.41*	$ 1,013.41	$ 11.88
Pacific Financial International Fund	2.48%	$ 1,000.00	$ 1,088.40	$ 13.05*	$ 1,012.70	$ 12.58
Pacific Financial Strategic Conservative Fund	2.32%	$ 1,000.00	$ 965.60	$ 11.49*	$ 1,013.51	$ 11.77
Pacific Financial Tactical Fund	2.45%	$ 1,000.00	$ 982.80	$ 12.24*	$ 1,012.85	$ 12.43
Pacific Financial Faith & Values Based Moderate Fund	3.38%	$ 1,000.00	$ 1,000.00	$ 14.17**	$ 1,008.17	$ 17.11

*Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

**Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 153 days and divided by 365.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2013

The Pacific Funds (Adviser – The Pacific Financial Group, Inc.)

In connection with the February 6 and 7, 2013 regular meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, Inc. (the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.  The Board revisited their discussion of the Adviser from its December 2012 meeting, and again considered the longevity of the relationship between the Adviser and the Trust noting that the Adviser has had Funds in the Trust for over 5 years.  The Trustees considered management’s prior observation that the Adviser has done a professional job managing the investments of the Funds it manages that are in the Trust, and noted that the Adviser vhad done a good job of improving performance and raising assets over the last 6 months.  They also noted that the Trust’s CCO had indicated that the Adviser has a strong culture of compliance and that its CCO is experienced, responsive and easy to work with, and discussed that the Adviser has demonstrated an ongoing willingness to provide robust research, compliance and investment management tools.  In addition, the Trustees noted that the Adviser has recently added two new portfolio managers, one of whom holds the Chartered Financial Analyst (“CFA”) designation, and is in the process of hiring a third new portfolio manager to assist with the ongoing management of the Funds.  The Trustees concluded that they were comfortable with the nature, extent and quality of services that the Adviser is expected to continue to provide.

Performance.  The Board reviewed the performance of the Funds as compared to its respective peer group and Morningstar category.  With respect to the Pacific Financial Core Equity Fund (“Financial Core”) they noted the Fund’s positive performance of the last one year and its continuously improved performance since inception and outperformed the peer group over the last year.  They noted that although the Fund’s performance continued to improve over time, it underperformed its Morningstar category average and S&P 500 with returns of 24.28%, 26.84% and 30.20%, respectively.  The Board noted, however, the Adviser revised its approach in mid-August 2012 and since that time, through the end of third quarter 2012, the Fund was even with its benchmark.

With respect to the Pacific Financial Explorer Fund (“Explorer”) the Board noted Explorer had outperformed its peer group over the last 1 year (22.78% vs. 19.71%) and has continued to improve its performance, relative to the peer group and US Mid Cap Growth Morningstar Category Average, since inception in July 2007.  The Trustees noted Explorer’s improved performance, most recently, could be attributed in part to the Adviser’s revisions to its investment approach in August 2012.

With respect to the Pacific Financial International Fund (“International”) the Board noted the Fund’s positive performance in the last year, although it underperformed each of its benchmarks.  The Trustees further noted, however, though December 31, 2012, the Fund is up 12.8% which is more in line with benchmarks, and that the Fund is only 20 bps behind its index as compared to 400 bps behind a year ago.  They considered that a representative of the Adviser had acknowledged that the Fund’s performance has been poor, but noted the Adviser is investing resources to improve performance and improve returns.  They also noted that a representative of the Adviser had indicated it was working to identify managers with a proven track record over time, and believes the Fund will outperform the index this year.  The Trustees noted the Adviser began changing its investment approach in August 2012, and through the end of the third quarter 2012, the Fund was even with the benchmark. More recently, they acknowledged, the Adviser has noticed some weakness in the performance and are evaluating new securities to be added to the International Fund to address the issue.  Finally, they considered that the Adviser looks at holdings with a longer term horizon in mind and believes the selections in the Fund are good and may need some more time to come to fruition.

With respect to the Pacific Financial Tactical Fund (“Tactical”), the Board noted that Tactical is up 3.98% for the year and is performing in the way the Adviser planned.  The Trustees reviewed Tactical’s performance as compared to its peer group and Conservative Allocation Morningstar Category Average and noted that although Tactical underperformed both benchmarks over each period shown, it returned positive performance over 1 year, 5 years and since inception.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2013

With respect to the Pacific Financial Strategic Conservative Fund (“Conservative”), the Board noted Conservative is up 6.30% for the year, 2.69% for 5 years and 2.79% since inception.  The Trustees reviewed Conservative’s performance as compared to its peer group and noted that the Fund had outperformed its peer group (4.68%) and the Barclays US Government/Credit Interm TR Index (4.40%) over the last year.

With respect to each of the Funds, the Trustees considered the Adviser has recently increased its Portfolio Management resources.  They noted that the Fund’s performance improved significantly after the Adviser made enhancements to the Funds’ strategies at the Board’s request, and a representative of the Adviser had again noted his appreciation for the Board’s valuable input and perspective.  The Board concluded that the Adviser has the ability and experience to generate relative positive returns for each of the Funds.

Fees and Expenses. The Board noted that the advisory fee for each Fund is 1%.  The Trustees compared the advisory fees to the average fees charged by each Fund’s peer group and Morningstar Category.  They also considered in their review that the Morningstar Category Averages are more general comparisons, and that each peer group is carefully selected by the Adviser to be funds that more closely match the strategies of the Funds.  They noted that each Fund charges a management fee that is higher than its peer group average.  They further noted that the Funds are not marketed to the general public and, rather, are intended to be part of a professionally advised portfolio by financial planners who normally charge a 1% to 2% for their planning services. They considered the Adviser’s representation that these planners do not generally charge a fee for their services, as their compensation comes from revenue from the Adviser, and that although the Funds have higher than average expenses, when considered in combination with the consulting the planners provide, they are reasonably priced.  After further discussion, the Independent Trustees concluded that the management fee for each Fund is reasonable.

Economies of Scale.  The Board considered whether economies of scale had been realized, on a Fund-by-Fund basis, with respect to the management of the Funds noting that none of the Funds are over $100 million.  The Trustees noted that the Funds will not likely reach asset levels for which meaningful economies of scale would be realized in the near term, but that the Adviser had represented to the Trustees that it would consider breakpoints in the future as each Fund reaches a size that achieves reasonable economies of scale.  After discussion, the Board’s consensus was that based on the anticipated size of each Fund, although breakpoint levels had not been negotiated at this time, the issue of breakpoints would be revisited for a particular Fund that materially increases in assets.

Profitability. The Trustees considered the Adviser’s profits realized in connection with the operation of each Fund and whether the profit level represented is a fair entrepreneurial profit with respect to the services to be provided to the Funds.  The Trustees noted that the Adviser earned a profit from each Fund, and that the profits, as a percentage of fees paid, were reasonable in each case.  The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that each Fund’s advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of each Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/6/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/6/14